Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2009 Comprehensive (Loss) Income	Dec. 31, 2010 Comprehensive (Loss) Income	Dec. 19, 2009 Predecessor Accumulated Other Comprehensive Income (Loss)	Dec. 19, 2009 Predecessor Comprehensive (Loss) Income	Dec. 20, 2009 Successor Common Stock	Dec. 20, 2009 Successor Additional Paid-In Capital
Tax benefit of Pension liability adjustment	$ 0.3	$ 0.9	$ 0.3	$ 0.9	$ 1.8	$ 1.8
Issuance of common stock, shares							15,000,000
Issuance of Warrants, shares								789,474